Annual Total Returns - Strategic Advisers® Income Opportunities Fund [BarChart] - 02.28 Strategic Advisers Income Opportunities Fund PRO-09 - Strategic Advisers® Income Opportunities Fund - Strategic Advisers Income Opportunities Fund-Default
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	2.00%
Annual Return 2012	15.25%
Annual Return 2013	8.06%
Annual Return 2014	1.80%
Annual Return 2015	(4.08%)
Annual Return 2016	13.52%
Annual Return 2017	8.18%
Annual Return 2018	(3.56%)
Annual Return 2019	14.76%
Annual Return 2020	5.24%